Fair Values Of Financial Instruments - Reconciliation of unobservable input reconciliation (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Asset at beginning of period	$ 2,008,278,980
Asset at the end of period	1,951,940,608	$ 2,008,278,980
Level 3 - Fair Value Member
Disclosure of fair value measurement of assets [line items]
Asset at beginning of period	10,041,850	21,216,194
Asset at the end of period	650,299	10,041,850
Investment in equity instruments [member] | Level 3 - Fair Value Member
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	0	(2,889,935)
Derivatives [member] | Level 3 - Fair Value Member
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	0	(2,302,454)
Other Financial Assets [Member] | Level 3 - Fair Value Member
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	(4,412,028)	0
Gain From The Sale Of Financial Assets [Member] | Level 3 - Fair Value Member
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	500,304	0
Private securities corporate bonds [Member] | Level 3 - Fair Value Member
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	(390,921)	2,028,225
Dividends received [Member]
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	0	(1,134,220)
Net monetary inflation adjustment [Member]
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement, assets	$ (5,088,906)	$ (6,875,960)